361 Absolute Alpha Fund
Supplement dated June 29, 2012 to the
Summary Prospectus dated March 1, 2012 and
Prospectus and Statement of Additional Information dated March 1, 2012

361 Long/Short Equity Fund
Supplement dated June 29, 2012 to the
Summary Prospectus dated December 19, 2011 and
Prospectus and Statement of Additional Information dated December 15, 2011

361 Managed Futures Strategy Fund
Supplement dated June 29, 2012 to the
Summary Prospectus dated December 19, 2011 and
Prospectus and Statement of Additional Information dated December 15, 2011

Effective July 1, 2012, Foreside Fund Services, LLC, (“Foreside”) serves as the Distributor to the above-named Funds, replacing Grand Distribution Services, LLC (“Grand”).  Accordingly, all references to Grand in the Funds’ summary prospectuses, prospectuses and statements of additional information are hereby changed to refer to Foreside.

Please file this Prospectus Supplement with your records.